CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 16,331	$ 106,998
Prepaid expenses	52,500
Total current assets	68,831	106,998
Investments held in Trust Account	7,602,649	7,527,369
Total Assets	7,671,480	7,634,367
Current liabilities:
Accounts payable and accrued expenses	2,091,536	1,886,312
Income taxes payable	187,225	187,225
Bridge Note, net of discount	425,939	292,800
Promissory note - related party	600,000	350,000
Advances from related parties	43,900	43,900
Bridge Note- Bifurcated Derivative	329,953	364,711
PIPE Forward Contract	1,334,616	170,666
Total current liabilities	5,013,169	3,295,614
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	9,383,169	7,665,614
Commitments
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $10.65 per share as of March 31, 2023 and December 31, 2022, respectively		7,395,349
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,482,000 and 3,462,000 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively (excluding 694,123 and 694,123 shares subject to possible redemption as of March 31, 2023 and December 31, 2022, respectively)		347
Additional paid-in capital	507,171	292,973
Accumulated deficit	(9,614,558)	(7,719,916)
Total Stockholders' Deficit	(9,107,038)	(7,426,596)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	7,671,480	7,634,367
Common stock subject to possible redemption
Current liabilities:
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $10.65 per share as of March 31, 2023 and December 31, 2022, respectively	7,395,349	7,395,349
Common Stock Not Subject to Possible Redemption
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,482,000 and 3,462,000 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively (excluding 694,123 and 694,123 shares subject to possible redemption as of March 31, 2023 and December 31, 2022, respectively)	$ 349	$ 347